Derivative Liabilities (Details)	1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($) $ / shares	Feb. 25, 2021 USD ($) $ / shares	Feb. 25, 2021 EUR (€)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 shares
Derivative Liabilities (Details) [Line Items]
Granted the lender, warrants	$ 730,000	$ 1,050,000	€ 1,050,000		€ 1,200,000		€ 1,200,000
Strike price, per share	$ 1,050	$ 730		$ 4.64		$ 0.01
Strike price per share	$ 9.75	$ 6.78				500
Minimum payout (in Euro) | €					2,500,000
Equity per warrant				$ 5.8		$ 625
Equity share value (in Dollars) | $				$ 10.45		$ 1,125
Warrants exit value (in Euro) | €					€ 300,000
Exercisable shares (in Shares) | shares				1,039,996		9,660
Common stock per share				$ 0.001		$ 0.001
Public warrants (in Shares) | shares				8,625,000	8,625,000
Warrants issued (in Shares) | shares				5,200,000		14,961.265		4,606.027
Public warrants outstanding (in Shares) | shares				8,625,000
Warrants expire term				5 years		10 years
Price per warrant				$ 0.01
Exceeds per share				$ 18
Private placement warrants outstanding (in Shares) | shares				5,200,000
Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Minimum payout (in Euro) | €					€ 1,500,000
Minimum [Member]
Derivative Liabilities (Details) [Line Items]
Equity per warrant				$ 4.3		$ 463
Equity share value (in Dollars) | $				$ 8.94		$ 963
Maximum [Member]
Derivative Liabilities (Details) [Line Items]
Equity per warrant				$ 6.28		$ 676
Equity share value (in Dollars) | $				$ 13.06		$ 1,406